LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES
19.	LEASES

The Company’s leases relate primarily to office facilities that expire on various dates from 2022 through 2032, some of which include one or more options to renew. All of the Company’s leases are classified as operating leases. Operating leases are included in “Right of use assets” in the Consolidated Balance Sheets. Current portion of the lease liabilities are included in “Accrued expenses” and non-current portion of lease liabilities are included in “Lease liabilities” in the Consolidated Balance Sheets. Operating lease costs, including insignificant costs related to short-term leases, were $10.0 million, $11.8 million and $11.8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Additional information related to the Company’s leases as of and for the years ended December 31, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of December 31, 2022
Right of use asset	$47,231

Lease liabilities, current	10,094
Lease liabilities, non-current	46,218
Total lease liabilities	$56,312

Weighted average remaining lease term	6.3 years
Weighted average discount rate	5.6%

Cash paid for amounts included in lease liabilities	$14,150
Right of use asset obtained in exchange for lease obligation upon adoption	$53,076
Right of use asset obtained in exchange for lease obligations	$6,050

Maturities of lease liabilities as of December 31, 2022 were as follows (in thousands):

Year ended December 31,
2023	$12,978
2024	12,244
2025	11,988
2026	6,592
2027	5,456
Thereafter	18,659
Total undiscounted lease payments	67,917
Less: imputed interest	(11,605)
Total lease liabilities	$56,312

Due to hybrid working arrangements, the Company reassessed its office needs and subleased several office locations during the year ended December 31, 2022. These agreements were considered to be operating leases. The Company has not been legally released from the primary obligations under the original leases and therefore the Company continues to account for the original lease separately. The Company recorded an ROU asset impairment charge for the year ended December 31, 2022 of $2.6 million, which was the amount by which the carrying value of the lease ROU assets exceeded the fair values. Estimates of the fair values are based on the discounted cash flows of estimated net rental income for the office spaces subleased. The ROU asset impairment charge is included in “Other operating (income) expense - net” on the Consolidated Statement of Operations. Rent income from the sublessees is included in the Consolidated Statement of Operations on a straight-line basis as an offset to rent expense associated with the original operating lease included in “Selling, general and administrative expenses” on the Consolidated Statement of Operations.